Document and Entity Information	Jan. 20, 2021
Entity Listings [Line Items]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32514
Document Period End Date	Jan. 20, 2021
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	DiamondRock Hospitality Co
Entity Address, Address Line One	2 Bethesda Metro Center, Suite 1400
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	744-1150
Entity Central Index Key	0001298946
Entity Emerging Growth Company	false
Entity Tax Identification Number	20-1180098
Common Stock, $0.01 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DRH
Security Exchange Name	NYSE
8.250% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	8.250% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DRH Pr A
Security Exchange Name	NYSE